Note I - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	2015	%	2014	%	2013	%
United States	$269,628	66	$298,338	69	$257,038	66
Foreign countries	136,522	34	136,587	31	134,627	34
Total	$406,150	100	$434,925	100	$391,665	100

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	201 5	2014	2013
Pumps and pump systems	$352,652	$379,626	$336,779
Repairs of pumps and pump systems and other	53,498	55,299	54,886
Total	$406,150	$434,925	$391,665